Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	PRTA
Entity Registrant Name	Prothena Corp plc
Entity Central Index Key	0001559053
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 112,507	$ 124,860
Receivable from related party	55	223
Deferred tax assets	73	73
Prepaid expenses and other current assets	959	685	124
Total current assets	113,594	125,841	124
Non-current assets:
Property and equipment, net	3,729	3,442	2,609
Deferred tax assets	607
Other non-current assets			885
Total non-current assets	4,336	3,442	3,494
Total assets	117,930	129,283	3,618
Current liabilities:
Accounts payable	779		380
Accrued research and development	5,698	47	5,542
Income taxes payable	300	27
Other current liabilities	2,306	1,670	2,482
Total current liabilities	9,083	1,744	8,404
Non-current liabilities:
Deferred tax liability	201
Other non-current liabilities	1,417	1,055	1,650
Total liabilities	10,701	2,799	10,054
Shareholders' equity:
Euro deferred shares, €22 nominal value: Authorized shares-10,000 at December 31, 2012 and June 30, 2013 and none at December 31, 2011 Issued and outstanding shares-none at December 31, 2012 and 2011 and June 30, 2013
Ordinary shares, $0.01 par value: Authorized shares-100,000,000 at December 31, 2012 and June 30, 2013 and none at December 31, 2011 Issued and outstanding shares-17,679 at December 31, 2012 and June 30, 2013 and none at December 31, 2011	177	177
Additional paid-in capital	127,650	126,652
Accumulated deficit	(20,598)	(345)
Parent company equity			(6,436)
Total shareholders' equity	107,229	126,484	(6,436)
Total liabilities and shareholders' equity	$ 117,930	$ 129,283	$ 3,618

Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Statement Of Financial Position [Abstract]
Euro deferred shares, nominal value		€ 22		€ 22
Euro deferred shares, authorized shares	10,000	10,000	10,000	10,000
Euro deferred shares, issued shares	0	0	0	0
Euro deferred shares, outstanding Shares	0	0	0	0
Ordinary shares, par value	$ 0.01		$ 0.01
Ordinary shares, Authorized shares	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, issued shares	17,679,000	17,679,000	17,679,182	17,679,182
Ordinary shares, outstanding shares	17,679,000	17,679,000	17,679,182	17,679,182

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues-related party	$ 338	$ 1,139	$ 2,658	$ 507	$ 1,243
Operating expenses:
Research and development	14,104	16,776	34,139	24,172	9,787
General and administrative	6,393	4,885	9,929	5,579	3,618
Total operating expenses	20,497	21,661	44,068	29,751	13,405
Loss from operations	(20,159)	(20,522)	(41,410)	(29,244)	(12,162)
Interest income, net	36		5
Loss before income taxes	(20,123)	(20,522)	(41,405)	(29,244)	(12,162)
Provision for income taxes	130		6	426	320
Net and comprehensive loss	$ (20,253)	$ (20,522)	$ (41,411)	$ (29,670)	$ (12,482)
Basic and diluted net loss per share	$ (1.15)	$ (1.42)	$ (2.84)	$ (2.05)	$ (0.86)
Shares used to compute basic and diluted net loss per share	17,679	14,497	14,593	14,497	14,497

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (20,253)	$ (20,522)	$ (41,411)	$ (29,670)	$ (12,482)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	284	228	468	391	191
Share-based compensation	1,082	5,225	6,098	2,972	1,600
Deferred income taxes	(406)
Gain on disposal of fixed asset	(29)
Changes in operating assets and liabilities:
Receivable from related party	168		(223)
Other assets	(274)	(6)	(467)	(146)	(83)
Accounts payable, accruals and other liabilities	7,470	(3,913)	(6,537)	6,756	1,691
Net cash used in operating activities	(11,958)	(18,988)	(42,072)	(19,697)	(9,083)
Investing activities:
Purchases of property and equipment	(340)	(171)	(1,301)	(595)	(2,607)
Proceeds from disposal of fixed asset	29
Net cash used in investing activities	(311)	(171)	(1,301)	(595)	(2,607)
Financing activities:
Proceeds from funding provided by Elan		19,159	145,233	20,292	11,690
Repayment of funding provided by Elan			(3,000)
Post separation adjustments to the funding provided by Elan	(84)
Proceeds from issuance of ordinary shares to Elan			26,000
Net cash provided by (used in) financing activities	(84)	19,159	168,233	20,292	11,690
Net decrease in cash and cash equivalents	(12,353)		124,860
Cash and cash equivalents, beginning of the year	124,860
Cash and cash equivalents, end of the period	112,507		124,860
Supplemental cash flow information
Cash paid for income taxes	$ 263

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Share [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent Company [Member]
Beginning Balance at Dec. 31, 2009	$ (838)				$ (838)
Share-based compensation	1,600				1,600
Net funding provided by Elan	11,690				11,690
Net loss	(12,482)				(12,482)
Ending Balance at Dec. 31, 2010	(30)				(30)
Share-based compensation	2,972				2,972
Net funding provided by Elan	20,292				20,292
Net loss	(29,670)				(29,670)
Ending Balance at Dec. 31, 2011	(6,436)				(6,436)
Contribution of net assets to Prothena and issuance of ordinary shares, value		145	100,684		(100,829)
Contribution of net assets to Prothena and issuance of ordinary shares, shares		14,497
Issuance of ordinary shares to Elan, value	26,000	32	25,968
Issuance of ordinary shares to Elan, shares		3,182
Share-based compensation	6,098				6,098
Net funding provided by Elan	142,233				142,233
Net loss	(41,411)			(345)	(41,066)
Ending Balance at Dec. 31, 2012	126,484	177	126,652	(345)
Ending Balance (in shares) at Dec. 31, 2012		17,679
Share-based compensation	1,082		1,082
Post separation adjustments to funding provided by Elan	(84)		(84)
Net loss	(20,253)			(20,253)
Ending Balance at Jun. 30, 2013	$ 107,229	$ 177	$ 127,650	$ (20,598)
Ending Balance (in shares) at Jun. 30, 2013		17,679

Organization	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Organization

1. Organization

Description of Business

Prothena Corporation plc (“Prothena” or the “Company”), a public limited company formed under the laws of Ireland, is a clinical stage biotechnology company focused on the discovery, development and commercialization of novel antibodies for the treatment of a broad range of diseases that involve protein misfolding or cell adhesion. The Company is focused on the discovery, development and commercialization of therapeutic monoclonal antibodies directed specifically to disease causing proteins. The Company’s antibody-based product candidates target a broad range of potential indications including AL and AA forms of amyloidosis (NEOD001), Parkinson’s disease and other synucleinopathies (PRX002) and inflammatory diseases and cancers (PRX003). The Company initiated a Phase 1 clinical trial for NEOD001, with the first patient dosing in April 2013. The Phase 1 clinical trial of NEOD001 is evaluating its safety and tolerability in AL amyloidosis patients. The Company also plans to initiate Phase 1 clinical trials for PRX002 and PRX003 in 2014 and 2015, respectively. The Company’s strategy is to identify antibody candidates for clinical development by applying its extensive expertise in generating novel therapeutic antibodies and working with collaborators having expertise in specific animal models of disease.

Prothena’s business consists of a substantial portion of Elan Corporation plc’s (“Elan”) former drug discovery business platform, including Neotope Biosciences Limited and its wholly owned subsidiaries Onclave Therapeutics Limited and Prothena Biosciences Inc (which for the period prior to separation and distribution are referred to herein as the “Prothena Business”). Effective December 20, 2012, the Prothena Business separated from Elan.

Liquidity and Business Risks

As of December 31, 2012 and June 30, 2013, the Company had an accumulated deficit of $0.3 million and $20.6 million, respectively and cash and cash equivalents of $124.9 million and $112.5 million, respectively. Based on the Company’s business plans, management believes that the Company’s cash and cash equivalents at December 31, 2012 and June 30, 2013 were sufficient to meet its obligations for at least the next respective twelve months. To operate beyond such period, or if the Company elects to increase its spending on development programs significantly above current long-term plans or enters into potential licenses and or other acquisitions of complementary technologies, products or companies, the Company may need additional capital. The Company expects to continue to finance future cash needs that exceed its operating activities primarily through its current cash and cash equivalents, and to the extent necessary, through proceeds from public or private equity or debt financings, loans and collaborative agreements with corporate partners or other arrangements.

The Company is subject to a number of risks, including but not limited to: the uncertainty of the Company’s research and development (“R&D”) efforts resulting in future successful commercial products; obtaining regulatory approval for new products; its ability to successfully commercialize its product candidates, if approved; significant competition from larger organizations; reliance on the proprietary technology of others; dependence on key personnel; uncertain patent protection; dependence on corporate partners and collaborators; and possible restrictions on reimbursement from governmental agencies and healthcare organizations, as well as other changes in the healthcare industry.

The Company is dependent on Boehringer Ingelheim to manufacture its clinical supplies of monoclonal antibodies NEOD001, PRX002 and PRX003. An inability to obtain product supply could have a material adverse impact on the Company’s business, financial condition and results of operations.

Use of Estimates

The preparation of the Consolidated Financial Statements in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”) requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Because of the uncertainties inherent in such estimates, actual results may differ materially from these estimates.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Preparation and Presentation of Financial Information

The Prothena Business has historically operated as part of Elan and not as a separate stand-alone entity. Prior to the separation on December 20, 2012, the Consolidated Financial Statements of Prothena have been prepared on a “carve-out” basis from the consolidated financial statements of Elan to represent the financial position and performance of Prothena as if the Company had existed on a stand-alone basis and as if Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 810, “Consolidation” (“ASC 810”) had been applied throughout. The accompanying Consolidated Financial Statements prior to December 21, 2012 include only those assets and liabilities that management has determined are specifically identifiable to Prothena and allocations of direct costs and indirect costs attributable to the Company’s operations. The indirect costs included in the Company’s Consolidated Financial Statements relate to certain centralized support functions that were provided by Elan. All intragroup transactions within the Prothena Business have been eliminated in the Consolidated Financial Statements and are not disclosed.

These Consolidated Financial Statements have been prepared in conformity with GAAP. The Consolidated Financial Statements of Prothena are presented in U.S. dollars, which is the functional currency of Prothena, and have been prepared on a going concern basis. The financial information for all periods prior to the Separation and Distribution were prepared by aggregating financial information from the components of Prothena as described above. All financial information presented after December 20, 2012 was consolidated and includes the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited Consolidated Financial Statements, as of June 30, 2013 and for the six months ended June 30, 2013 and 2012 reflect all normal recurring adjustments necessary to present fairly the financial positions, results of operations and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year 2013 or any future period. The financial data and other financial information disclosed in these notes to Consolidated Financial Statement related to June 30, 2013 and the six months ended June 30, 2013 and 2012 are also unaudited.

The centralized support functions provided to the Company by Elan included, but were not limited to, accounting, information technology, taxation, legal, corporate strategy, investor relations, corporate governance and other professional services, employee benefit administration, including equity award and pension services, and cash and treasury management. Centralized support costs allocated to the Prothena business for the years ended December 31, 2012, 2011 and 2010 were $7.7 million, $4.0 million and $2.8 million, respectively, and $4.1 million for the six months ended June 30, 2012. These costs have been allocated to the Company for the purposes of preparing the Consolidated Financial Statements based on estimated usage of the resources by the Prothena Business. The estimated usage of the central support resources allocated to the Prothena Business was determined by estimating its portion of the most appropriate driver for each category of central support costs such as headcount or labor hours, depending on the nature of the costs. The Company believes that such allocations have been made on a reasonable basis, but may not necessarily be indicative of the costs that would have been incurred if the Prothena Business had operated on a standalone basis.

Elan used a centralized approach to manage substantially all of its liquid resources and to finance its operations and, as a result, no separate cash accounts for Prothena were historically maintained, and debt and liquid resources maintained at the Elan group level are not included in the accompanying Consolidated Financial Statements prior to the separation. Elan has historically funded all of Prothena’s operating and capital resource requirements. The parent company equity balance in the Consolidated Financial Statements constitutes Elan’s investment in Prothena and represents the excess of total liabilities over total assets (or excess of total assets over total liabilities), including the netting of intercompany funding balances between Prothena and Elan. Changes in parent company equity represent Elan’s net investment in Prothena, after giving effect to its net loss, contributions from Elan in the form of share-based compensation to Prothena’s employees and net funding provided by Elan.

Certain amounts in the Consolidated Financial Statements have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents

The Company considers all highly liquid investments held at financial institutions, such as commercial paper, money market funds, and other money market securities with original maturities of three months or less at date of purchase to be cash equivalents.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Leasehold improvements	Shorter of expected useful life or lease term
Property and equipment	3-10 years

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require that a long-lived asset be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by the asset to the carrying amount of the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. The Company determines fair value using the income approach based on the present value of expected future cash flows. The Company’s cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors.

Revenue

Revenue is recognized when earned and non-refundable, when payment is reasonably assured, and when there is no future obligation with respect to the revenue, in accordance with the terms prescribed in the applicable contract. Advance payments received in excess of amounts earned are classified as deferred revenue until earned. Up-front fees are deferred and amortized to the income statement over the performance period. The performance period is the period over which the Company expects to provide services as determined by the contract provisions.

Research and Development

Research and development costs are expensed as incurred.

Share-based Compensation

To determine the fair value of share-based payment awards, the Company uses the Black-Scholes option-pricing model. The determination of fair value using the Black-Scholes option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Share-based compensation expense is recognized on a straight-line basis over the requisite service period for each award. Further, share-based compensation expense recognized in the Consolidated Statements of Operations is based on awards expected to vest and therefore the amount of expense has been reduced for estimated forfeitures. If actual forfeitures differ from estimates at the time of grant they will be revised in subsequent periods. The Company bases its assumptions on historical data when available or when not available, on a peer group of companies. If factors change and different assumptions are employed in determining the fair value of share-based awards, the share-based compensation expense recorded in future periods may differ significantly from what was recorded in the current period (see Note 8 for further information).

Total share-based compensation expense recorded in these Consolidated Financial Statements for the years ended December 31, 2012, 2011 and 2010 and the six months ended June 30, 2012 was allocated to the Company based on awards from Elan equity plans granted to Elan employees who have, directly or indirectly, provided services to the Company.

With respect to Elan options and RSUs held by Elan employees that became employees of Prothena effective upon the Separation and Distribution:

•

unvested Elan options and RSUs that would otherwise have vested within twelve months following the effective date of the Separation and Distribution vested immediately upon the Separation and Distribution, with the RSUs (which by their terms are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms;

•	other unvested Elan options and RSUs were forfeited; and

•

all vested Elan options (including options the vesting of which were accelerated as described above) will be required to be exercised for Elan ordinary shares or Elan ADSs within twelve months of the effective date of the Separation and Distribution, or will be forfeited.

However, for Elan employees who are aged 55 or over with at least five years of service and who became employees of the Company, unvested Elan options and RSUs became fully vested and exercisable upon the Separation and Distribution, with the RSUs (which, by their terms, are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms, and with Elan options being exercisable for one year following the Separation and Distribution. Similarly, unvested Elan options and RSUs held by Dr. Schenk, became fully vested and exercisable upon the Separation and Distribution, with the RSUs (which, by their terms are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms, and with Elan options being exercisable for two years following the Separation and Distribution.

The Company will not recognize any expense for periods after December 31, 2012 in relation to the existing Elan equity-based awards as the Company’s employees are not required to provide service after the Separation and Distribution in order to receive the benefits of the awards. The share-based compensation expense relating to the changes described above is a non-recurring charge that is directly attributable to Elan as part of the Separation and Distribution of the Prothena Business, therefore it was not recorded in the Company’s Financial Statements.

Income Taxes

The operations of the Prothena Business were historically included in Elan’s consolidated U.S. federal and state income tax returns and in tax returns of certain Elan foreign subsidiaries. Income taxes reflected in these Financial Statements have been calculated as if the business were a separate taxable group for the periods presented and consistent with the asset and liability method prescribed by ASC 740, “Income Taxes” (“ASC 740”).

Deferred tax assets (“DTAs”) and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates projected to be in effect for the year in which the differences are expected to reverse. DTAs are recognized for the expected future tax consequences, for all deductible temporary differences and operating loss carry-forwards. A valuation allowance is required for DTAs if, based on available evidence, it is more likely than not that all or some of the asset will not be realized due to the inability to generate sufficient future taxable income.

Significant estimates are required in determining the Company’s provision for income taxes. Some of these estimates are based on management’s interpretations of jurisdiction-specific tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the future effective income tax rate of the business. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, past and future levels of R&D spending and changes in overall levels of income before taxes.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are accounted for in income tax expense.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share is equal to basic net loss per share as the Company had no potentially dilutive securities outstanding for any of the periods presented. Prior to the Separation and Distribution, the Company operated as part of Elan and not as a separate entity. As a result, the Company did not have any ordinary shares outstanding prior to December 20, 2012. The calculation of basic and diluted net loss per share assumes that the 14,497,000 shares issued to Elan shareholders in connection with the separation from Elan have been outstanding for all periods presented and that the 3,182,000 shares purchased by Elan upon separation have been outstanding since December 20, 2012.

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income (loss). The Company has no components of other comprehensive income (loss). Therefore net loss equals comprehensive loss for all periods presented and, accordingly, the Consolidated Statements of Comprehensive Loss is not presented in a separate statement.

Segment, Geographical and Customer Concentration

The Company operates in one segment. The Company’s chief operating decision maker (the “CODM”), its Chief Executive Officer, manages the Company’s operations on a consolidated basis for purposes of allocating resources. When evaluating the Company’s financial performance, the CODM reviews all financial information on a consolidated basis.

The Company’s revenues have been from Ireland for all periods presented, while all of its assets were held in the United States. Revenue recorded in the Statements of Operations consists of fees earned from the provision of non-clinical research support to Elan, primarily in the areas of safety, toxicology and regulatory. The fees charged to Elan were calculated based on the expenses incurred by the Company in the provision of those R&D services, plus a contractually determined mark-up of those expenses.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” which results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption of ASU 2011-04 impacts the Company’s disclosures but did not have a material impact on its financial position, results of operations or cash flows. The Company adopted this standard during the year ended December 31, 2011.

As an emerging growth company under the Jumpstart Our Business Startups Act (“JOBS Act”), unlike many other public companies, the Company is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company has an extended transition period for adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. There have been no new accounting pronouncements or changes to accounting pronouncements that are of significance or potential significance to the Company.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including cash equivalents. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	—	Observable inputs such as quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	—	Include other inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, foreign exchange rates, and credit ratings.

Level 3	—	Unobservable inputs that are supported by little or no market activities, which would require the Company to develop its own assumptions.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Based on the fair value hierarchy, the Company classifies its cash equivalents within Level 1. This is because the Company values its cash equivalents using quoted market prices. The Company’s Level 1 securities, valued using quoted prices in active markets, consist of $91.6 million and $103.5 million in money market funds included in cash and cash equivalents at June 30, 2013 and December 31, 2012, respectively.

Composition of Certain Balance Sheet Items	6 Months Ended
Jun. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Composition of Certain Balance Sheet Items

4. Composition of Certain Balance Sheet Items

Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Machinery and equipment	$5,449	$2,313	$5,633
Leasehold improvements	1,651	794	1,920
Purchased computer software	85	85	85

	7,185	3,192	7,638
Less: accumulated depreciation and amortization	(3,743)	(583)	(3,909)

	$3,442	$2,609	$3,729

Depreciation expense was $0.5 million, $0.4 million and $0.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, and $0.3 million and $0.2 million for the six months ended June 30, 2013 and 2012, respectively.

Other Non-current Assets

Certain employees that provided services to the Prothena Business prior to the Separation and Distribution participated in Elan’s deferred compensation plans. Other non-current assets at December 31, 2011 are primarily comprised of assets relating to these plans. These plan assets, and the associated obligation to plan participants, were retained by Elan at the time of the Separation and Distribution.

Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Payroll and related taxes	$1,592	$2,097	$1,185
Professional services	27	97	591
Deferred compensation	—	166	—
Other	51	122	530

	$1,670	$2,482	$2,306

Non-current Liabilities

Non-current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Deferred rent	$1,055	$932	$1,417
Deferred compensation	—	718	—

	$1,055	$1,650	$1,417

Net Loss Per Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Net Loss Per Share

5. Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Shares used in diluted net income per share would include the dilutive effect of ordinary shares potentially issuable upon the exercise of stock options outstanding and restricted stock units. However, potentially issuable ordinary shares are not used in computing diluted net loss per share as their effect would be anti-dilutive due to the loss recorded during the periods presented, therefore diluted net loss per share is equal to basic net loss per share. Prior to the separation and distribution, the Company operated as part of Elan and not as a separate entity. As a result, the Company did not have any ordinary shares outstanding prior to December 20, 2012. The calculation of basic and diluted net loss per share assumes that the 14,497,000 shares issued to Elan shareholders in connection with the separation from Elan have been outstanding for all periods presented and that the 3,182,000 shares purchased by Elan upon separation have only been outstanding since December 20, 2012.

Net loss per share was determined as follows (in thousands, except per share amounts):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Net loss	$(41,411)	$(29,670)	$(12,482)	$(20,253)	$(20,522)

Weighted-average ordinary shares outstanding	14,593	14,497	14,497	17,679	14,497

Basic and diluted net loss per share	$(2.84)	$(2.05)	$(0.86)	$(1.15)	$(1.42)

The equivalent ordinary shares not included in diluted net loss per share because their effect would be anti-dilutive are as follows (in thousands):

	December 31,			June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Options to purchase ordinary shares	1,005	824	627	1,836	1,096
Restricted stock units	—	292	229	—	328

	1,005	1,116	856	1,836	1,424

Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Building Lease

Prothena Biosciences, Inc is a party to a lease agreement for certain premises within a building in South San Francisco, California that expires in November 2020. The lease, as amended, provides for approximately 36,500 of rentable square feet at a base rent that increases annually. Rental payments on operating leases are charged to expense on a straight-line basis over the period of the lease.

The following table summarizes the operating lease commitment as of December 31, 2012 and June 30, 2013 (in thousands):

Years Ending December 31,	December 31, 2012	June 30, 2013

		(unaudited)
2013 (remaining)	$1,155	$587
2014	1,261	1,261
2015	1,342	1,342
2016	1,396	1,396
2017	1,452	1,452
Thereafter	4,569	4,569

	$11,175	$10,607

Rent expense for years ended December 31, 2012, 2011 and 2010 was $1.3 million, $1.5 million and $0.6 million, respectively, and $0.6 million for both the six months ended June 30, 2013 and 2012.

Purchase Commitments

The Company had commitments to suppliers for purchases totaling $1.3 million and $Nil at December 31, 2012 and June 30, 2013, respectively.

Shareholder's Equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Shareholder's Equity

7. Shareholder’s Equity

Ordinary Shares

At December 31, 2012, the Company had 100,000,000 ordinary shares authorized for issuance with a par value of $0.01 per share and 17,679,182 shares issued and outstanding. Each ordinary share is entitled to one vote and, on a pro rata basis, to dividends when declared and the remaining assets of the Company in the event of a winding up.

The Prothena Corporation plc 2012 Long Term Incentive Plan

The Company’s 2012 Long Term Incentive Plan (“LTIP”) provides for the issuance of ordinary share-based awards, including restricted shares, restricted stock units (“RSUs”), stock options, share appreciation rights and other equity-based awards, to its employees, officers, directors and consultants. Under the LTIP, the Company is authorized to issue a total of 2,650,000 shares. During the six months ended June 30, 2013, the Company granted 1,835,500 stock options under its LTIP. At June 30, 2013, 814,500 shares remain available for grant. As of December 31, 2012, no awards were granted under this plan.

Issuance of Ordinary shares

On December 20, 2012, in connection with the Separation and Distribution, the Company issued 14,496,929 ordinary shares to holders of record of Elan ordinary shares and Elan American Depository Shares. Concurrently, the Company issued 3,182,253 ordinary shares to Elan for cash consideration of $26.0 million.

Euro Deferred Shares

At December 31, 2012, the Company had 10,000 Euro Deferred Shares authorized for issuance with a nominal value of €22 per share, 1,750 shares were issued and no shares are outstanding at December 31, 2012 as the issued shares were redeemed upon the separation on December 20, 2012. The rights and restrictions attaching to the Euro Deferred Shares rank pari passu with the ordinary shares and are treated as a single class in all respects.

Share-Based Compensation Expense	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Expense

8. Share-Based Compensation Expense

Share-based compensation expense recorded in these Consolidated Financial Statements for the three years ended December 31, 2012 and the six months ended June 30, 2012 was allocated to the Company based on awards from Elan equity plans granted to Elan employees who have, directly or indirectly, provided services to the Company.

Share-based compensation expense recorded in these Consolidated Financial Statements for the six months ended June 30, 2013 was based on awards from Prothena’s LTIP granted to Prothena employees.

The following table summarizes share-based compensation expense (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Research and development	$6,093	$2,819	$1,600	$305	$5,220
Selling, general and administrative	5	153	—	777	5

Total direct	6,098	2,972	1,600	1,082	5,225
Selling, general and administrative—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

The following table summarizes share-based compensation expense as it relates to award type (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Stock options	$2,621	$1,264	$670	$1,082	$2,242
Restricted stock units	3,477	1,708	930	—	2,983

Total direct	6,098	2,972	1,600	1,082	5,225
Share-based compensation expense—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

Prothena’s Share-based Compensation Awards

The Company estimates the fair value of share-based compensation on the date of grant using an option-pricing model. The Company uses the Black-Scholes model to value share-based compensation, excluding RSUs, which the Company models using the fair market value of its ordinary shares on the date of grant. The Black-Scholes option-pricing model determines the fair value of share-based payment awards based on the share price on the date of grant and is affected by assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to, the Company’s share price, volatility over the expected life of the awards and actual and projected employee stock option exercise behaviors. Option-pricing models were developed for use in estimating the value of traded options that have no vesting or hedging restrictions and are fully transferable. Although the fair value of stock options granted by the Company is estimated by the Black-Scholes model, the estimated fair value may not be indicative of the fair value observed in a willing buyer and seller market transaction.

As share-based compensation expense recognized in the Consolidated Financial Statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on estimated future turnover and historical experience.

Share-based compensation expense will continue to have an adverse impact on the Company’s reported results of operations, although it will have no impact on its overall financial position. The amount of unearned share-based compensation currently estimated to be expensed from now through the year 2017 related to unvested share-based payment awards at June 30, 2013 is $6.4 million. As of December 31, 2012, no awards were granted under this plan. The weighted-average period over which the unearned share-based compensation is expected to be recognized is 3.1 years. If there are any modifications or cancellations of the underlying unvested securities, the Company may be required to accelerate, increase or cancel any remaining unearned share-based compensation expense. Future share-based compensation expense and unearned share-based compensation will increase to the extent that the Company grants additional equity awards.

The fair value of the options granted during the and six months ended June 30, 2013 is estimated as of the grant date using the Black-Scholes option-pricing model assuming the weighted-average assumptions listed in the following table:

Six Months Ended June 30, 2013

(unaudited)
Expected volatility	84.2%
Risk-free interest rate	1.2%
Expected dividend yield	0.0%
Expected life (in years)	6.0
Weighted average fair value	$4.56

The following table summarizes Prothena’s stock option activity (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	(unaudited)
Outstanding at December 31, 2012	—	$—
Granted	1,836	6.57

Outstanding at June 30, 2013	1,836	6.57	9.6	$11,643

Vested and expected to vest at June 30, 2013	1,637	6.56	9.6	10,391

Vested at the end of the period	—	—	—	—

The range of exercise prices and weighted-average remaining contractual life of outstanding options were as follows:

June 30, 2013 Options Outstanding
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
(unaudited)
$6.03	-	$6.03	455	9.58	$6.03
6.41	-	6.41	861	9.58	6.41
6.65	-	9.75	520	9.78	7.30

$6.03	-	$9.75	1,836	9.64	6.57

Elan’s Share-based Compensation Awards

Prior to the Separation and Distribution of the Prothena Business on December 20, 2012, the Company’s employees had received share-based compensation awards under Elan’s equity compensation plans and, therefore, the following disclosures pertain to share-based compensation expense that was allocated to the Prothena Business related to Elan’s share-based equity awards. Elan’s equity award program provided for the issuance of share options, RSUs and other equity awards to its employees, including employees that have directly and indirectly provided service to the Prothena Business. The share-based payment compensation expense recognized in these Consolidated Financial Statements includes all of the share-based payment expenses directly attributable to the Prothena Business and an allocation of indirect expenses that have been deemed attributable to the Prothena Business for the three years ended December 31, 2012 and the six months ended June 30, 2012. The Company will not recognize any expense going forward in relation to the existing Elan equity-based awards as its employees are not required to provide service after the Separation and Distribution in order to receive the benefits of the awards.

Share-based Compensation Expense

Share-based compensation expense was measured and recognized based on estimated grant date fair values. These awards include employee stock options and RSUs, and stock purchases related to Elan’s employee equity purchase plan (“EEPP”). Share-based compensation cost for stock options and ordinary shares issued under Elan’s EEPP was estimated at the grant date based on each option’s fair value as calculated using an option-pricing model. Share-based compensation cost for RSUs is measured based on the closing fair market value of Elan’s ordinary shares on the date of grant. The value of awards expected to vest was recognized as an expense over the requisite service periods. Estimating the fair value of share-based awards as of the grant or vest date using an option-pricing model, such as the binomial model, was affected by Elan’s share price as well as assumptions regarding a number of complex variables. These variables included, but were not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and actual and projected employee exercise behaviors.

Restricted Share Units

Elan granted RSUs to its employees, including employees that have directly and indirectly provided service to the Prothena Business. The RSUs generally vest between one and three years from the grant date and shares are issued to RSU holders as soon as practicable following vesting. The fair value of services received by the Prothena Business in return for the RSUs is measured by reference to the fair value of the underlying shares at grant date. The total fair value expensed over the vesting terms of RSUs that became fully vested was $0.5 million, $1.1 million and $0.7 million in 2012, 2011 and 2010, respectively, and $0.5 million during the six months ended June 30, 2012.

The outstanding RSUs relating to the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands, except fair value amounts):

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2010	229	$9.67
Granted	195	6.80
Vested	(132)	9.85

Outstanding at December 31, 2011	292	7.67
Granted	166	13.19
Vested	(348)	9.44
Forfeited	(110)	10.10

Outstanding at December 31, 2012	—	—

Stock Options

Stock options are granted at the price equal to the market value at the date of grant and will expire on a date not later than 10 years after their grant. Options generally vest between one and four years from the grant date.

Equity-settled share-based payments expense recognized in the “Carve-out” Combined Financial Statements are based on the fair value of the awards measured at the date of grant. The graded-vesting attribution method is used for recognizing share-based compensation expense over the requisite service period for each separately vesting tranche of award as though the awards were, in substance, multiple awards.

The fair value of stock options is calculated using a binomial option-pricing model, taking into account the relevant terms and conditions. The binomial option-pricing model is used to estimate the fair value of the Company’s stock options because it better reflects the possibility of exercise before the end of the options’ life. The binomial option-pricing model also integrates possible variations in model inputs, such as risk-free interest rates and other inputs, which may change over the life of the options. The amount recognized as an expense is adjusted each period to reflect actual and estimated future levels of vesting.

The implied volatility for traded options on Elan’s shares with remaining maturities of at least one year was used to determine the expected volatility assumption required in the binomial model. The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of the stock option awards. The dividend yield assumption is based on the history and expectation of dividend payouts.

As share-based compensation expense recognized in the “Carve-out” Combined Financial Statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on historical experience and estimated future turnover.

The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,			Six Months Ended June 30, 2012
	2012	2011	2010
				(unaudited)
Expected volatility	60.1%	49.3%	66.0%	60.1%
Risk-free interest rate	0.9%	1.7%	2.1%	0.9%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected life (1)	—	—	—	—
Weighted average fair value	$6.66	$2.99	$3.86	$6.66

(1)	The expected lives of options granted in 2012 and the six months ended June 30, 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.4 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

The total stock options outstanding, vested and expected to vest, and exercisable that are held by the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	627	$16.70
Granted	324	6.82
Exercised	(60)	7.41
Expired	(67)	57.33

Outstanding at December 31, 2011	824	10.21
Granted	398	13.17
Exercised	(127)	6.59
Forfeited	(84)	12.66
Expired	(6)	14.07

Outstanding, vested and exercisable at December 31, 2012	1,005	11.17	6.8	$1,424

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between Elan’s closing share price on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by direct option holders had all these option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of Elan’s ordinary shares. The total intrinsic value of options exercised in 2012 was $0.8 million. The total fair value expensed over the vesting terms of options that became fully vested in 2012, 2011 and 2010 was $0.5 million, $1.2 million and $0.6 million, respectively, and $0.5 million during the six months ended June 30, 2012.

The range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

December 31, 2012
Options Outstanding and Exercisable
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$4.92	-	$9.26	418	7.50	$6.80
10.77	-	25.95	587	6.40	14.28

$4.92	-	$25.95	1,005	6.80	11.17

The following table summarizes the number of options outstanding that were held by the employees that provided directly attributable service to the Prothena Business (in thousands):

	December 31,
	2012	2011
1996 Plan	46	96
1999 Plan	35	57
2006 Long Term Incentive Plan	924	671

	1,005	824

Employee Retirement Plan	6 Months Ended
Jun. 30, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Retirement Plan

9. Employee Retirement Plan

Prothena 401K Retirement Plan

In December 2012 (effective January 1, 2013), the Company established a qualified retirement plan under section 401(k) of the Internal Revenue Code (“IRC”) under which participants may contribute up to 100% of their eligible compensation, subject to maximum deferral limits specified by the IRC. In addition, the Company contributes 3% of each participating employee’s eligible compensation, subject to limits specified by the IRC, on a quarterly basis. Further, the Company may make a discretionary matching and/or profit sharing contribution as determined solely by the Company. The Company did not record any expense in the year ended December 31, 2012 as no contributions, matching or profit sharing contributions were made under the 401(k) plan. The company recorded total expense for matching contributions of $0.2 million for the six months ended June 30, 2013.

Elan Pharmaceuticals 401(k) Retirement Savings Plan

Elan maintains a 401(k) retirement savings plan for its employees based in the United States, including employees that directly and indirectly provided service to the Prothena Business prior to the Separation and Distribution. The Prothena Business recorded total expense for matching contributions of $0.1 million, $0.1 million and $Nil for the years ended December 31, 2012, 2011 and 2010, respectively, and $0.1 million for the six months ended June 30, 2012.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The Company is incorporated in Ireland, but has operations and is subject to taxation in both the United States and Ireland. Its operating results were historically included in Elan’s consolidated U.S. federal and state income tax returns and in the tax returns of certain foreign subsidiaries of Elan. Income taxes reflected in these Consolidated Financial Statements have been calculated as if the Company operated as a separate taxable group in Ireland for all periods presented and consistent with the asset and liability method prescribed by ASC 740. No current tax liabilities have been recognized on the balance sheet as it is assumed that they have been settled as they arose.

Loss before provision for income taxes by region for each of the fiscal periods presented is summarized as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Ireland	$(35,898)	$(27,620)	$(12,366)
United States	(5,507)	(1,624)	204

	$(41,405)	$(29,244)	$(12,162)

Components of the provision for income taxes for each of the fiscal periods presented consisted of the following (in thousands):

	Years Ended December 31,
	2012	2011	2010
Irish corporation tax—current	$—	$—	$—
Irish corporation tax—deferred	—	—	—
U.S. taxes—current	26	426	320
U.S. taxes—deferred	(20)	—	—

	$6	$426	$320

The provision for income taxes differs from the statutory tax rate applicable to Ireland primarily due to Irish net operating losses and U.S. share-based compensation. Following is a reconciliation between income taxes computed at the standard Irish statutory tax rate which is the statutory rate relevant to the Company and the provision for income taxes for the years ended December 31, 2012, 2011 and 2010, respectively (in thousands):

	Years Ended December 31,
	2012	2011	2010
Taxes at the Irish standard tax rate of 12.5%	$(5,176)	$(3,656)	$(1,520)
U.S. income at rates other than the Irish standard rate	4	613	383
Losses for which no deferred tax asset is recognized	5,176	3,656	1,520
Share-based payments	—	205	166
R&D tax credit	—	(392)	(229)
Other	2	—	—

	$6	$426	$320

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets as of December 31, 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Total deferred tax liabilities	$(6)	$—
Deferred tax assets:
Net operating losses	8,917	5,983
R&D tax credit	—	679
Accruals	79	—
Share-based compensation expense	—	1,004

Total deferred tax assets	8,990	7,666
Valuation allowance	(8,917)	(7,666)

	$73	$—

At December 31, 2012 a valuation allowance of $8.9 million has been recognized in relation to deferred tax assets arising on Irish net operating losses, as the recoverability of the deferred tax assets is uncertain. The valuation allowance recorded against the deferred tax assets as of December 31, 2011 was $7.7 million. The net increase in the valuation allowance during the year ended December 31, 2012 was primarily due to Irish net operating losses.

At December 31, 2012, certain of Prothena’s Irish subsidiaries had net operating loss carryovers of $71.3 million. These can be carried forward indefinitely but are limited to the same trade/trades.

The major taxing jurisdictions for Prothena are Ireland and the United States. The tax years 2008 to 2012 remain subject to examination by the respective taxing authorities of each jurisdiction. The Company has no material uncertain tax provisions

Cumulative unremitted earnings of the Company’s U.S. subsidiary total approximately $10,000 at December 31, 2012. No taxes have been provided for the unremitted earnings as any tax basis differences relating to investments in these overseas subsidiaries are considered to be permanent in duration. Unremitted earnings may be liable to overseas taxes (potentially at a rate of 12.5%) if they were to be distributed as dividends.

Related Parties	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Parties

11. Related Parties

Prior to December 20, 2012, the Prothena Business operated as part of Elan and not as a separate stand-alone entity. Effective December 20, 2012, the Prothena Business separated from Elan. In connection with the separation, a wholly owned subsidiary of Elan acquired an 18% interest in the Company (as calculated immediately following the acquisition).

As described elsewhere in these consolidated financial statements, the results of operations of the Prothena business for the time period prior to the separation include transactions with Elan. All of the revenue recognized by the Company for the six months ended June 30, 2013 consisted of fees arising from R&D services provided to Elan. Additionally, the results of operations for this time period include certain costs allocated from Elan to the Company for centralized support services.

The Company has entered into certain agreements with Elan, including the Transitional Services Agreement and the R&D Services Agreement.

Transitional Services Agreement

In December 2012, as amended in March 2013, the Company entered into a Transitional Services Agreement (“TSA”) with Elan under which Elan will provide to the Company, and the Company will provide to Elan, specified services to help ensure an orderly transition following the separation and distribution. The services provided by Elan under the Transitional Services Agreement will include chemistry, manufacturing and controls/quality assurance, information technology services, facilities services, company secretarial services, finance services, legal services, compliance services and human resources services. The services provided by the Company will include finance services and product support services and assisting in reviewing proposed Elan publications related to work done at Elan prior to separation.

The Company expects that the TSA will remain in effect until the expiration of the last time period for the performance of services thereunder, which in no event shall be later than December 31, 2013.

Both the Company and Elan will be permitted to terminate the TSA (to the extent it relates to any particular transitional service) with 15 days’ notice with respect to services provided by the other party or if the other party breaches any of its significant obligations under the agreement and does not cure such breach within 20 business days of receiving written notice from the other party. In addition, either party may terminate the TSA if a receiver, examiner or administrator is appointed with respect to any of the other party’s assets, the other company is struck off the Register of Companies in its jurisdiction of organization.

The payment terms of the agreement generally provide that the Company will pay Elan for the time spent by each Elan employee providing the services, which will be calculated by the portion of the employee’s time dedicated to the provision of the services, plus 40%. The time for each employee will be calculated using one of two specified rates per annum depending on the employee’s wage band. Similarly, Elan will pay the Company for the time spent by each of the Company’s employee providing services to Elan, which will be an agreed percentage of the employee’s time, based on the cost of providing those services plus 40% and including, as applicable, any fees for any services from Elan or the Company provided by third party providers and invoiced to the recipient at cost. The services from the Company will also be calculated using one of two specified rates per annum depending on the employee’s wage band.

TSA expenses recognized during the six months ended June 30, 2013 was $0.5 million, of which $0.1 million was included in R&D expense and $0.4 million was included in G&A expense.

R&D Services Agreement

In December 2012, as amended in March 2013, the Company entered into a Research and Development Services Agreement (“RDSA”) with Elan pursuant to which the Company will provide certain R&D services to Elan. The RDSA will, among other things, set out the scope of the services, the consideration to be paid for the services and the general principles around ownership of intellectual property as it relates to the services. The RDSA has a term of two years. Either party is entitled to terminate the RDSA at any time by notice in writing to the other party if there has been an uncured material breach by the other party or if the other party becomes insolvent or if the other party is in breach of any of its confidentiality obligations under the agreement.

The services provided for under the RDSA include support for the ELND005 program (which include the provision of expert advice and opinion in the areas of nonclinical safety/toxicology and pharmacology, regulatory support for nonclinical sections of pertinent documents, conducting and interpreting externally conducted nonclinical studies, and support in respect of the identification and maintenance of nonclinical expert advisors as required). These services will be substantially similar to research services performed by the Company for Elan prior to the separation and distribution.

The payment terms of the RDSA provide that Elan will pay the Company: (i) a fixed charge of $500,000 per year based on a charge for two of the Company’s employees providing the services at a rate of $250,000 each per annum, (ii) if the $500,000 fixed charge has been paid in any year, a variable charge of $250,000 per year for any additional employee that provides services for such year (calculated pro rata based on the number of days the employee provides services in such year), (iii) research costs including direct overheads and (iv) a mark-up of 10% applied to the fixed charge, variable charge (if any) and research costs such that the total payment reflects a cost-plus standard. There is also a fixed monthly charge of $7,500 to account for lab space and capital equipment used by Elan, for so long as Elan uses such lab space and capital equipment.

Organization (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the Consolidated Financial Statements in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”) requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Because of the uncertainties inherent in such estimates, actual results may differ materially from these estimates.

Basis of Preparation and Presentation of Financial Information

Basis of Preparation and Presentation of Financial Information

The Prothena Business has historically operated as part of Elan and not as a separate stand-alone entity. Prior to the separation on December 20, 2012, the Consolidated Financial Statements of Prothena have been prepared on a “carve-out” basis from the consolidated financial statements of Elan to represent the financial position and performance of Prothena as if the Company had existed on a stand-alone basis and as if Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 810, “Consolidation” (“ASC 810”) had been applied throughout. The accompanying Consolidated Financial Statements prior to December 21, 2012 include only those assets and liabilities that management has determined are specifically identifiable to Prothena and allocations of direct costs and indirect costs attributable to the Company’s operations. The indirect costs included in the Company’s Consolidated Financial Statements relate to certain centralized support functions that were provided by Elan. All intragroup transactions within the Prothena Business have been eliminated in the Consolidated Financial Statements and are not disclosed.

These Consolidated Financial Statements have been prepared in conformity with GAAP. The Consolidated Financial Statements of Prothena are presented in U.S. dollars, which is the functional currency of Prothena, and have been prepared on a going concern basis. The financial information for all periods prior to the Separation and Distribution were prepared by aggregating financial information from the components of Prothena as described above. All financial information presented after December 20, 2012 was consolidated and includes the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited Consolidated Financial Statements, as of June 30, 2013 and for the six months ended June 30, 2013 and 2012 reflect all normal recurring adjustments necessary to present fairly the financial positions, results of operations and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year 2013 or any future period. The financial data and other financial information disclosed in these notes to Consolidated Financial Statement related to June 30, 2013 and the six months ended June 30, 2013 and 2012 are also unaudited.

The centralized support functions provided to the Company by Elan included, but were not limited to, accounting, information technology, taxation, legal, corporate strategy, investor relations, corporate governance and other professional services, employee benefit administration, including equity award and pension services, and cash and treasury management. Centralized support costs allocated to the Prothena business for the years ended December 31, 2012, 2011 and 2010 were $7.7 million, $4.0 million and $2.8 million, respectively, and $4.1 million for the six months ended June 30, 2012. These costs have been allocated to the Company for the purposes of preparing the Consolidated Financial Statements based on estimated usage of the resources by the Prothena Business. The estimated usage of the central support resources allocated to the Prothena Business was determined by estimating its portion of the most appropriate driver for each category of central support costs such as headcount or labor hours, depending on the nature of the costs. The Company believes that such allocations have been made on a reasonable basis, but may not necessarily be indicative of the costs that would have been incurred if the Prothena Business had operated on a standalone basis.

Elan used a centralized approach to manage substantially all of its liquid resources and to finance its operations and, as a result, no separate cash accounts for Prothena were historically maintained, and debt and liquid resources maintained at the Elan group level are not included in the accompanying Consolidated Financial Statements prior to the separation. Elan has historically funded all of Prothena’s operating and capital resource requirements. The parent company equity balance in the Consolidated Financial Statements constitutes Elan’s investment in Prothena and represents the excess of total liabilities over total assets (or excess of total assets over total liabilities), including the netting of intercompany funding balances between Prothena and Elan. Changes in parent company equity represent Elan’s net investment in Prothena, after giving effect to its net loss, contributions from Elan in the form of share-based compensation to Prothena’s employees and net funding provided by Elan.

Certain amounts in the Consolidated Financial Statements have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments held at financial institutions, such as commercial paper, money market funds, and other money market securities with original maturities of three months or less at date of purchase to be cash equivalents.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Leasehold improvements	Shorter of expected useful life or lease term
Property and equipment	3-10 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require that a long-lived asset be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by the asset to the carrying amount of the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. The Company determines fair value using the income approach based on the present value of expected future cash flows. The Company’s cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors.

Revenue

Revenue

Revenue is recognized when earned and non-refundable, when payment is reasonably assured, and when there is no future obligation with respect to the revenue, in accordance with the terms prescribed in the applicable contract. Advance payments received in excess of amounts earned are classified as deferred revenue until earned. Up-front fees are deferred and amortized to the income statement over the performance period. The performance period is the period over which the Company expects to provide services as determined by the contract provisions.

Research and Development	Research and Development Research and development costs are expensed as incurred.
Share-based Compensation

Share-based Compensation

To determine the fair value of share-based payment awards, the Company uses the Black-Scholes option-pricing model. The determination of fair value using the Black-Scholes option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Share-based compensation expense is recognized on a straight-line basis over the requisite service period for each award. Further, share-based compensation expense recognized in the Consolidated Statements of Operations is based on awards expected to vest and therefore the amount of expense has been reduced for estimated forfeitures. If actual forfeitures differ from estimates at the time of grant they will be revised in subsequent periods. The Company bases its assumptions on historical data when available or when not available, on a peer group of companies. If factors change and different assumptions are employed in determining the fair value of share-based awards, the share-based compensation expense recorded in future periods may differ significantly from what was recorded in the current period (see Note 8 for further information).

Total share-based compensation expense recorded in these Consolidated Financial Statements for the years ended December 31, 2012, 2011 and 2010 and the six months ended June 30, 2012 was allocated to the Company based on awards from Elan equity plans granted to Elan employees who have, directly or indirectly, provided services to the Company.

With respect to Elan options and RSUs held by Elan employees that became employees of Prothena effective upon the Separation and Distribution:

•

unvested Elan options and RSUs that would otherwise have vested within twelve months following the effective date of the Separation and Distribution vested immediately upon the Separation and Distribution, with the RSUs (which by their terms are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms;

•	other unvested Elan options and RSUs were forfeited; and

•

all vested Elan options (including options the vesting of which were accelerated as described above) will be required to be exercised for Elan ordinary shares or Elan ADSs within twelve months of the effective date of the Separation and Distribution, or will be forfeited.

However, for Elan employees who are aged 55 or over with at least five years of service and who became employees of the Company, unvested Elan options and RSUs became fully vested and exercisable upon the Separation and Distribution, with the RSUs (which, by their terms, are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms, and with Elan options being exercisable for one year following the Separation and Distribution. Similarly, unvested Elan options and RSUs held by Dr. Schenk, became fully vested and exercisable upon the Separation and Distribution, with the RSUs (which, by their terms are settled upon vesting) settled in Elan ordinary shares or Elan ADSs in accordance with their terms, and with Elan options being exercisable for two years following the Separation and Distribution.

The Company will not recognize any expense for periods after December 31, 2012 in relation to the existing Elan equity-based awards as the Company’s employees are not required to provide service after the Separation and Distribution in order to receive the benefits of the awards. The share-based compensation expense relating to the changes described above is a non-recurring charge that is directly attributable to Elan as part of the Separation and Distribution of the Prothena Business, therefore it was not recorded in the Company’s Financial Statements.

Income Taxes

Income Taxes

The operations of the Prothena Business were historically included in Elan’s consolidated U.S. federal and state income tax returns and in tax returns of certain Elan foreign subsidiaries. Income taxes reflected in these Financial Statements have been calculated as if the business were a separate taxable group for the periods presented and consistent with the asset and liability method prescribed by ASC 740, “Income Taxes” (“ASC 740”).

Deferred tax assets (“DTAs”) and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates projected to be in effect for the year in which the differences are expected to reverse. DTAs are recognized for the expected future tax consequences, for all deductible temporary differences and operating loss carry-forwards. A valuation allowance is required for DTAs if, based on available evidence, it is more likely than not that all or some of the asset will not be realized due to the inability to generate sufficient future taxable income.

Significant estimates are required in determining the Company’s provision for income taxes. Some of these estimates are based on management’s interpretations of jurisdiction-specific tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the future effective income tax rate of the business. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, past and future levels of R&D spending and changes in overall levels of income before taxes.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Interest and penalties related to unrecognized tax benefits are accounted for in income tax expense.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Diluted net loss per share is equal to basic net loss per share as the Company had no potentially dilutive securities outstanding for any of the periods presented. Prior to the Separation and Distribution, the Company operated as part of Elan and not as a separate entity. As a result, the Company did not have any ordinary shares outstanding prior to December 20, 2012. The calculation of basic and diluted net loss per share assumes that the 14,497,000 shares issued to Elan shareholders in connection with the separation from Elan have been outstanding for all periods presented and that the 3,182,000 shares purchased by Elan upon separation have been outstanding since December 20, 2012.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income (loss). The Company has no components of other comprehensive income (loss). Therefore net loss equals comprehensive loss for all periods presented and, accordingly, the Consolidated Statements of Comprehensive Loss is not presented in a separate statement.

Segment, Geographical and Customer Concentration

Segment, Geographical and Customer Concentration

The Company operates in one segment. The Company’s chief operating decision maker (the “CODM”), its Chief Executive Officer, manages the Company’s operations on a consolidated basis for purposes of allocating resources. When evaluating the Company’s financial performance, the CODM reviews all financial information on a consolidated basis.

The Company’s revenues have been from Ireland for all periods presented, while all of its assets were held in the United States. Revenue recorded in the Statements of Operations consists of fees earned from the provision of non-clinical research support to Elan, primarily in the areas of safety, toxicology and regulatory. The fees charged to Elan were calculated based on the expenses incurred by the Company in the provision of those R&D services, plus a contractually determined mark-up of those expenses.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” which results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption of ASU 2011-04 impacts the Company’s disclosures but did not have a material impact on its financial position, results of operations or cash flows. The Company adopted this standard during the year ended December 31, 2011.

As an emerging growth company under the Jumpstart Our Business Startups Act (“JOBS Act”), unlike many other public companies, the Company is eligible to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company has an extended transition period for adopting new or revised accounting standards that have different effective dates for public and private companies until such time as those standards apply to private companies. There have been no new accounting pronouncements or changes to accounting pronouncements that are of significance or potential significance to the Company.

Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Estimated Useful Life of Property and Equipment

Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Leasehold improvements	Shorter of expected useful life or lease term
Property and equipment	3-10 years

Composition of Certain Balance Sheet Items (Tables)	6 Months Ended
Jun. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Machinery and equipment	$5,449	$2,313	$5,633
Leasehold improvements	1,651	794	1,920
Purchased computer software	85	85	85

	7,185	3,192	7,638
Less: accumulated depreciation and amortization	(3,743)	(583)	(3,909)

	$3,442	$2,609	$3,729

Schedule of Other Current Liabilities

Other current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Payroll and related taxes	$1,592	$2,097	$1,185
Professional services	27	97	591
Deferred compensation	—	166	—
Other	51	122	530

	$1,670	$2,482	$2,306

Schedule of Non-Current Liabilities

Non-current liabilities consisted of the following (in thousands):

	December 31,		June 30, 2013
	2012	2011
			(unaudited)
Deferred rent	$1,055	$932	$1,417
Deferred compensation	—	718	—

	$1,055	$1,650	$1,417

Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net Income or Loss Per Share

Net loss per share was determined as follows (in thousands, except per share amounts):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Net loss	$(41,411)	$(29,670)	$(12,482)	$(20,253)	$(20,522)

Weighted-average ordinary shares outstanding	14,593	14,497	14,497	17,679	14,497

Basic and diluted net loss per share	$(2.84)	$(2.05)	$(0.86)	$(1.15)	$(1.42)

Ordinary Shares Equivalent Not Included in Diluted Net Loss Per Share

The equivalent ordinary shares not included in diluted net loss per share because their effect would be anti-dilutive are as follows (in thousands):

	December 31,			June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Options to purchase ordinary shares	1,005	824	627	1,836	1,096
Restricted stock units	—	292	229	—	328

	1,005	1,116	856	1,836	1,424

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule Of Operating Leased Commitement

The following table summarizes the operating lease commitment as of December 31, 2012 and June 30, 2013 (in thousands):

Years Ending December 31,	December 31, 2012	June 30, 2013

		(unaudited)
2013 (remaining)	$1,155	$587
2014	1,261	1,261
2015	1,342	1,342
2016	1,396	1,396
2017	1,452	1,452
Thereafter	4,569	4,569

	$11,175	$10,607

Share-Based Compensation Expense (Tables) (Stock Compensation Plan [Member])	6 Months Ended
Jun. 30, 2013
Summary of Share-Based Compensation Expense

The following table summarizes share-based compensation expense (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Research and development	$6,093	$2,819	$1,600	$305	$5,220
Selling, general and administrative	5	153	—	777	5

Total direct	6,098	2,972	1,600	1,082	5,225
Selling, general and administrative—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

The following table summarizes share-based compensation expense as it relates to award type (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Stock options	$2,621	$1,264	$670	$1,082	$2,242
Restricted stock units	3,477	1,708	930	—	2,983

Total direct	6,098	2,972	1,600	1,082	5,225
Share-based compensation expense—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

2012 Long Term Incentive Plan [Member]
Fair Value of Options Granted

The fair value of the options granted during the and six months ended June 30, 2013 is estimated as of the grant date using the Black-Scholes option-pricing model assuming the weighted-average assumptions listed in the following table:

Six Months Ended June 30, 2013

(unaudited)
Expected volatility	84.2%
Risk-free interest rate	1.2%
Expected dividend yield	0.0%
Expected life (in years)	6.0
Weighted average fair value	$4.56

Summary of Share Option Activity

The following table summarizes Prothena’s stock option activity (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	(unaudited)
Outstanding at December 31, 2012	—	$—
Granted	1,836	6.57

Outstanding at June 30, 2013	1,836	6.57	9.6	$11,643

Vested and expected to vest at June 30, 2013	1,637	6.56	9.6	10,391

Vested at the end of the period	—	—	—	—

Range of Exercise Prices and Weighted Average Remaining Contractual Life

The range of exercise prices and weighted-average remaining contractual life of outstanding options were as follows:

June 30, 2013 Options Outstanding
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
(unaudited)
$6.03	-	$6.03	455	9.58	$6.03
6.41	-	6.41	861	9.58	6.41
6.65	-	9.75	520	9.78	7.30

$6.03	-	$9.75	1,836	9.64	6.57

Elan [Member]
Fair Value of Options Granted

The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,			Six Months Ended June 30, 2012
	2012	2011	2010
				(unaudited)
Expected volatility	60.1%	49.3%	66.0%	60.1%
Risk-free interest rate	0.9%	1.7%	2.1%	0.9%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected life (1)	—	—	—	—
Weighted average fair value	$6.66	$2.99	$3.86	$6.66

Summary of Share Option Activity

The total stock options outstanding, vested and expected to vest, and exercisable that are held by the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	627	$16.70
Granted	324	6.82
Exercised	(60)	7.41
Expired	(67)	57.33

Outstanding at December 31, 2011	824	10.21
Granted	398	13.17
Exercised	(127)	6.59
Forfeited	(84)	12.66
Expired	(6)	14.07

Outstanding, vested and exercisable at December 31, 2012	1,005	11.17	6.8	$1,424

Range of Exercise Prices and Weighted Average Remaining Contractual Life

The range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

December 31, 2012
Options Outstanding and Exercisable
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$4.92	-	$9.26	418	7.50	$6.80
10.77	-	25.95	587	6.40	14.28

$4.92	-	$25.95	1,005	6.80	11.17

Schedule of Outstanding RSUs

The outstanding RSUs relating to the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands, except fair value amounts):

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2010	229	$9.67
Granted	195	6.80
Vested	(132)	9.85

Outstanding at December 31, 2011	292	7.67
Granted	166	13.19
Vested	(348)	9.44
Forfeited	(110)	10.10

Outstanding at December 31, 2012	—	—

Schedule of Options Outstanding

The following table summarizes the number of options outstanding that were held by the employees that provided directly attributable service to the Prothena Business (in thousands):

	December 31,
	2012	2011
1996 Plan	46	96
1999 Plan	35	57
2006 Long Term Incentive Plan	924	671

	1,005	824

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Loss Before Provision for Income Taxes by Region

Loss before provision for income taxes by region for each of the fiscal periods presented is summarized as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Ireland	$(35,898)	$(27,620)	$(12,366)
United States	(5,507)	(1,624)	204

	$(41,405)	$(29,244)	$(12,162)

Components of the Provision for Income Taxes

Components of the provision for income taxes for each of the fiscal periods presented consisted of the following (in thousands):

	Years Ended December 31,
	2012	2011	2010
Irish corporation tax—current	$—	$—	$—
Irish corporation tax—deferred	—	—	—
U.S. taxes—current	26	426	320
U.S. taxes—deferred	(20)	—	—

	$6	$426	$320

Reconciliation Between Income Taxes Computed at the Standard Irish Statutory Tax Rate and the Provision for Income Taxes

Following is a reconciliation between income taxes computed at the standard Irish statutory tax rate which is the statutory rate relevant to the Company and the provision for income taxes for the years ended December 31, 2012, 2011 and 2010, respectively (in thousands):

	Years Ended December 31,
	2012	2011	2010
Taxes at the Irish standard tax rate of 12.5%	$(5,176)	$(3,656)	$(1,520)
U.S. income at rates other than the Irish standard rate	4	613	383
Losses for which no deferred tax asset is recognized	5,176	3,656	1,520
Share-based payments	—	205	166
R&D tax credit	—	(392)	(229)
Other	2	—	—

	$6	$426	$320

Significant Components of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets as of December 31, 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Total deferred tax liabilities	$(6)	$—
Deferred tax assets:
Net operating losses	8,917	5,983
R&D tax credit	—	679
Accruals	79	—
Share-based compensation expense	—	1,004

Total deferred tax assets	8,990	7,666
Valuation allowance	(8,917)	(7,666)

	$73	$—

Organization - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Accumulated deficit	$ 20,598	$ 345
Cash and cash equivalents	$ 112,507	$ 124,860

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended
	Jun. 30, 2013 Segment	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 20, 2012 Elan [Member]
Basis Of Preparation [Line Items]
Centralized support costs		$ 4,100,000	$ 7,700,000	$ 4,000,000	$ 2,800,000
Share issued to Elan due to separation						14,496,929
Shares issued to Elan for cash consideration						3,182,253
Other comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0
Number of Operating Segments	1

Summary of Significant Accounting Policies - Useful Life of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Asset, Property and equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Asset, Property and equipment	10 years

Fair Value Measurements - Additional Information (Detail) (Level 1 [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash and cash equivalents at fair value	$ 91.6	$ 103.5

Composition of Certain Balance Sheet Items - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Machinery and equipment	$ 5,633	$ 5,449	$ 2,313
Leasehold improvements	1,920	1,651	794
Purchased computer software	85	85	85
Property and equipment, gross	7,638	7,185	3,192
Less: accumulated depreciation and amortization	(3,909)	(3,743)	(583)
Property plant and equipment, net	$ 3,729	$ 3,442	$ 2,609

Composition of Certain Balance Sheet Items - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Depreciation expense	$ 0.3	$ 0.2	$ 0.5	$ 0.4	$ 0.2

Composition of Certain Balance Sheet Items - Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Payroll and related taxes	$ 1,185	$ 1,592	$ 2,097
Professional services	591	27	97
Deferred compensation			166
Other	530	51	122
Other current liabilities	$ 2,306	$ 1,670	$ 2,482

Composition of Certain Balance Sheet Items - Schedule of Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Deferred rent	$ 1,417	$ 1,055	$ 932
Deferred compensation			718
Other non-current liabilities	$ 1,417	$ 1,055	$ 1,650

Net Loss Per Share - Additional Information (Detail) (Elan [Member])	1 Months Ended
Dec. 20, 2012
Elan [Member]
Earnings Per Share [Line Items]
Share issued to Elan due to separation	14,496,929
Shares issued to Elan for cash consideration	3,182,253

Net Loss Per Share - Calculation of Basic and Diluted Net Income or Loss Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss	$ (20,253)	$ (20,522)	$ (41,411)	$ (29,670)	$ (12,482)
Weighted-average ordinary shares outstanding	17,679	14,497	14,593	14,497	14,497
Basic and diluted net loss per share	$ (1.15)	$ (1.42)	$ (2.84)	$ (2.05)	$ (0.86)

Net Loss Per Share - Ordinary Shares Equivalent Not Included in Diluted Net Loss Per Share (Detail) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent ordinary shares not included in diluted net loss per share	1,836	1,424	1,005	1,116	856
Options to purchase ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent ordinary shares not included in diluted net loss per share	1,836	1,096	1,005	824	627
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent ordinary shares not included in diluted net loss per share		328		292	229

Commitment and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Disclosure [Abstract]
Expiration of lease			11-2020
Area of rentable square feet			36,500
Rent expense	$ 0.6	$ 0.6	$ 1.3	$ 1.5	$ 0.6
Commitment to suppliers for purchases			$ 1.3

Commitment and Contingencies - Schedule of Operating Lease Commitment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013 (remaining)	$ 587	$ 1,155
2014	1,261	1,261
2015	1,342	1,342
2016	1,396	1,396
2017	1,452	1,452
Thereafter	4,569	4,569
Operating Lease Commitment Due	$ 10,607	$ 11,175

Shareholder's Equity- Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) Vote	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 20, 2012 Elan [Member] USD ($)	Jun. 30, 2013 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 2012 Long Term Incentive Plan [Member]
Schedule Of Shareholders Equity [Line Items]
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, Issued	17,679,182	17,679,000	17,679,000
Ordinary shares, Outstanding	17,679,182	17,679,000	17,679,000
Votes per share	1
Authorized shares for issuance								2,650,000	2,650,000
Number of stock options granted to employees								1,835,500	0
Number of shares available for grant								814,500
Share issued to Elan due to separation							14,496,929
Shares issued to Elan for cash consideration, shares							3,182,253
Shares issued to Elan for cash consideration, value	$ 26,000						$ 26,000
Euro deferred shares, authorized shares	10,000	10,000	10,000
Euro deferred shares, nominal value			€ 22	€ 22
Euro deferred shares, issued shares	1,750
Euro deferred shares, outstanding Shares	0	0	0

Share-Based Compensation Expense - Summary of Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,082	$ 5,225	$ 6,098	$ 2,972	$ 1,600
2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,082
Total share-based compensation expense	1,082
Options to purchase ordinary shares [Member] | 2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	1,082
Research and development [Member] | 2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	305
General and administrative [Member] | 2012 Long Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	777
Elan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		5,225	6,098	2,972	1,600
Total share-based compensation expense		6,111	7,543	3,566	1,903
Elan [Member] | Options to purchase ordinary shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		2,242	2,621	1,264	670
Elan [Member] | Restricted stock units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		2,983	3,477	1,708	930
Elan [Member] | Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		5,220	6,093	2,819	1,600
Elan [Member] | General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense		5	5	153
Share-based compensation expense, recognized		$ 886	$ 1,445	$ 594	$ 303

Share-Based Compensation Expense - Additional Information (Detail) (Stock Compensation Plan [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	6 Months Ended	12 Months Ended							6 Months Ended
	Jun. 30, 2012 Elan [Member]	Dec. 31, 2012 Elan [Member]	Dec. 31, 2011 Elan [Member]	Dec. 31, 2010 Elan [Member]	Dec. 31, 2012 Elan [Member] Restricted stock units [Member] Minimum [Member]	Dec. 31, 2012 Elan [Member] Restricted stock units [Member] Maximum [Member]	Dec. 31, 2012 Elan [Member] Options to purchase ordinary shares [Member] Minimum [Member]	Dec. 31, 2012 Elan [Member] Options to purchase ordinary shares [Member] Maximum [Member]	Jun. 30, 2013 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 2012 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested share-based payment awards									$ 6.4
Awards outstanding		1,005	824	627					1,836	0
Weighted-average period over which share-based compensation is expected to be recognized									3 years 1 month 6 days
Vesting period					1 year	3 years	1 year	4 years
Fair value of RSUs vested in period	0.5	0.5	1.1	0.7
Term to option expiration	10 years	10 years
Total intrinsic value of options exercised		0.8
Fair value of options vested in period	$ 0.5	$ 0.5	$ 1.2	$ 0.6

Share-Based Compensation Expense - Fair Value of Options Granted - 2012 Long Term Incentive Plan (Detail) (Stock Compensation Plan [Member], 2012 Long Term Incentive Plan [Member], USD $)	6 Months Ended
Jun. 30, 2013
Stock Compensation Plan [Member] | 2012 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	84.20%
Risk-free interest rate	1.20%
Expected dividend yield	0.00%
Expected life	6 years
Weighted average fair value	$ 4.56

Share-Based Compensation Expense - Summary of Share Option Activity - 2012 Long Term Incentive Plan (Detail) (2012 Long Term Incentive Plan [Member], USD $)
In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	1,835,500	0
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	0
Options, Granted	1,836,000
Options, Outstanding ending balance	1,836,000
Options, Vested and expected to vest ending balance	1,637,000
Options, Vested ending balance
Weighted Average Exercise Price, Outstanding beginning balance
Weighted Average Exercise Price, Granted	6.57
Weighted Average Exercise Price, Outstanding ending balance	6.57
Weighted Average Exercise Price, Vested and expected to vest ending balance	6.56
Weighted Average Exercise Price, Vested ending balance
Weighted Average Remaining Contractual Life (Years), Outstanding ending balance	9 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest ending balance	9 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Vested ending balance
Aggregate Intrinsic Value, Outstanding ending balance	11,643
Aggregate Intrinsic Value, Vested and expected to vest ending balance	10,391
Aggregate Intrinsic Value, Vested ending balance

Share-Based Compensation - Range of Exercise Prices and Weighted Average Remaining Contractual Life - 2012 Long Term Incentive Plan (Detail) (Stock Compensation Plan [Member], 2012 Long Term Incentive Plan [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
$6.03 - $6.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.03
Range of Exercise Prices, Maximum	$ 6.03
Options Outstanding	455
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 6 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 6.03
$6.41 - $6.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.41
Range of Exercise Prices, Maximum	$ 6.41
Options Outstanding	861
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 6 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 6.41
$6.65 - $9.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.65
Range of Exercise Prices, Maximum	$ 9.75
Options Outstanding	520
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 9 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 7.3
$6.03 - $9.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 6.03
Range of Exercise Prices, Maximum	$ 9.75
Options Outstanding	1,836
Options Outstanding, Weighted Average Remaining Contractual Life (years)	9 years 7 months 21 days
Options Outstanding, Weighted Average Exercise Price	$ 6.57

Share-Based Compensation - Schedule of Outstanding RSUs - Elan (Detail) (Elan [Member], Stock Compensation Plan [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Elan [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs, Outstanding beginning balance	292	229
RSUs, Granted	166	195
RSUs, Vested	(348)	(132)
RSUs, Forfeited	(110)
RSUs, Outstanding ending balance		292
Average Grant-Date Fair Value, RSUs, Outstanding beginning balance	$ 7.67	$ 9.67
Average Grant-Date Fair Value, RSUs, Granted	$ 13.19	$ 6.8
Average Grant-Date Fair Value, RSUs, Vested	$ 9.44	$ 9.85
Average Grant-Date Fair Value, RSUs, Forfeited	$ 10.1
Average Grant-Date Fair Value, RSUs, Outstanding ending balance		$ 7.67

Share-Based Compensation Expense - Fair Value of Options Granted - Elan (Detail) (Stock Compensation Plan [Member], Elan [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Compensation Plan [Member] | Elan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	60.10%	60.10%	49.30%	66.00%
Risk-free interest rate	0.90%	0.90%	1.70%	2.10%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted average fair value	$ 6.66	$ 6.66	$ 2.99	$ 3.86

Share-Based Compensation Expense - Fair Value of Options Granted - Elan (Parenthetical) (Detail) (Elan [Member], Stock Compensation Plan [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of options granted	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives of options granted	4 years 10 months 24 days	4 years 10 months 24 days	4 years 9 months 18 days	4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives of options granted	6 years 9 months 18 days	6 years 9 months 18 days	7 years 4 months 24 days	7 years 6 months

Share-Based Compensation Expense - Summary of Share Option Activity - Elan (Detail) (Stock Compensation Plan [Member], Elan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Compensation Plan [Member] | Elan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	824,000	627,000
Options, Granted	398,000	324,000
Options, Exercised	(127,000)	(60,000)
Options, Forfeited	(84,000)
Options, Expired	(6,000)	(67,000)
Options, Outstanding ending balance	1,005,000	824,000
Options, Outstanding, vested and exercisable ending balance	1,005,000
Weighted Average Exercise Price, Outstanding beginning balance	$ 10.21	$ 16.7
Weighted Average Exercise Price, Granted	$ 13.17	$ 6.82
Weighted Average Exercise Price, Exercised	$ 6.59	$ 7.41
Weighted Average Exercise Price, Forfeited	$ 12.66
Weighted Average Exercise Price, Expired	$ 14.07	$ 57.33
Weighted Average Exercise Price, Outstanding ending balance		$ 10.21
Weighted Average Exercise Price, Outstanding, vested and exercisable ending balance	$ 11.17
Weighted Average Remaining Contractual Life (Years), Outstanding, vested and exercisable ending balance	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding, vested and exercisable ending balance	$ 1,424

Share-Based Compensation - Range of Exercise Prices and Weighted Average Remaining Contractual Life - Elan (Detail) (Stock Compensation Plan [Member], Elan [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
$4.92 - $9.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 4.92
Range of Exercise Prices, Maximum	$ 9.26
Options Outstanding and Exercisable	418
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (years)	7 years 6 months
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 6.8
$10.77 - $25.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 10.77
Range of Exercise Prices, Maximum	$ 25.95
Options Outstanding and Exercisable	587
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (years)	6 years 4 months 24 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 14.28
$4.92 - $25.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 4.92
Range of Exercise Prices, Maximum	$ 25.95
Options Outstanding and Exercisable	1,005
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life (years)	6 years 9 months 18 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 11.17

Share-Based Compensation - Schedule of Options Outstanding - Elen (Detail) (Elan [Member], Stock Compensation Plan [Member]) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,005	824	627
1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	46	96
1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	35	57
2006 Long Term Incentive Plan[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	924	671

Employee Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012 Elan [Member]	Dec. 31, 2012 Elan [Member]	Dec. 31, 2011 Elan [Member]	Dec. 31, 2010 Elan [Member]
Defined Contribution Plan [Line Items]
Percentage of eligible compensetion that participants may contribute		100.00%
Percentage of eligible compensetion that is matched		3.00%
Defined contribution plan, total expense	$ 0.2	$ 0	$ 0.1	$ 0.1	$ 0.1

Income Taxes - Loss Before Provision for Income Taxes by Region (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Ireland			$ (35,898)	$ (27,620)	$ (12,366)
United States			(5,507)	(1,624)	204
Loss before income taxes	$ (20,123)	$ (20,522)	$ (41,405)	$ (29,244)	$ (12,162)

Income Taxes - Components of the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax - deferred	$ (406)
Provision for income taxes	130	6	426	320
Ireland [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax - current
Income tax - deferred
U.S. [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax - current		26	426	320
Income tax - deferred		$ (20)

Income Taxes - Reconciliation Between Income Taxes Computed at the Standard Irish Statutory Tax Rate and the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Tax Reconciliation [Line Items]
U.S. income at rates other than the Irish standard rate		$ 4	$ 613	$ 383
Share-based payments			205	166
R&D tax credit			(392)	(229)
Other		2
Provision for income taxes	130	6	426	320
Losses - No Deferred Tax Assets Recognized [Member]
Schedule Of Income Tax Reconciliation [Line Items]
Losses for which no deferred tax asset is recognized		5,176	3,656	1,520
Ireland [Member]
Schedule Of Income Tax Reconciliation [Line Items]
Taxes at the Irish standard tax rate of 12.5%		$ (5,176)	$ (3,656)	$ (1,520)

Income Taxes - Reconciliation Between Income Taxes Computed at the Standard Irish Statutory Tax Rate and the Provision for Income Taxes (Parenthetical) (Detail) (Ireland [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ireland [Member]
Schedule Of Income Tax Reconciliation [Line Items]
Irish standard tax rate	12.50%	12.50%	12.50%

Income Taxes - Significant Components of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Total deferred tax liabilities	$ (6)
Deferred tax assets:
Net operating losses	8,917	5,983
R&D tax credit		679
Accruals	79
Share-based compensation expense		1,004
Total deferred tax assets	8,990	7,666
Valuation allowance	(8,917)	(7,666)
Net deferred tax assets	$ 73

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	8,917,000	7,666,000
Net operating loss carryovers	71,300,000
Ireland [Member]
Income Taxes [Line Items]
Irish standard tax rate	12.50%	12.50%	12.50%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Unremitted earnings	10,000

Related Parties - Additional Information (Detail) (USD $)	Dec. 20, 2012	Jun. 30, 2013 Transitional Services Agreement [Member]	Jun. 30, 2013 Transitional Services Agreement [Member] Elan [Member]	Jun. 30, 2013 Transitional Services Agreement [Member] Research and development [Member]	Jun. 30, 2013 Transitional Services Agreement [Member] General and administrative [Member]	Jun. 30, 2013 R&D Services Agreement [Member]
Related Party Transaction [Line Items]
Percentage of ownership interest acquired	18.00%
Additional percentage of employee service payment		40.00%	40.00%
TSA expenses recognized		$ 500,000		$ 100,000	$ 400,000
Fixed service fee, annual rate						500,000
Variable service fee, annual rate						250,000
Fixed service fee per employee, annual rate						250,000
Percentage of mark-up applied to fixed and variable charge						10.00%
Fixed monthly charge for lab space and capital equipment used						$ 7,500